Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment	$ 18,133,894	$ 15,618,807
Less: Accumulated depreciation	(3,157,076)	(1,656,414)
Property and equipment, net	14,976,818	13,962,393
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	13,115,540	12,824,343
Electronic Equipment and Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,803,479	2,051,517
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	743,548	457,594
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 471,327	$ 285,353